Going Concern (Details) $ in Thousands	Sep. 01, 2016 item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Principal amount due for repayment by December 31, 2018		$ 2,258,659
Total current liabilities		2,379,839	$ 2,566,281
Total current assets		$ 125,999	$ 135,954
Hanjin
Number of charters cancelled | item	8